Financial instruments - additional disclosures (Details 4) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 13,760	$ 11,057
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	2,432	1,373
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	6,457	8,019
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	4,871	1,665
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	13,679	10,779
Derivative financial instruments, commodity purchase contract	11	9
Derivative financial instruments, options on equity securities	70	269
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	2,432	1,373
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	6,376	7,760
Derivative financial instruments, commodity purchase contract	11	9
Derivative financial instruments, options on equity securities	70	250
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ 4,871	1,646
Derivative financial instruments, options on equity securities		$ 19